Estimated Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments

21. Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between carrying amount of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value.

The disclosures do not include investment in direct financing leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.

March 31, 2018

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,321,241	¥1,321,241	¥1,321,241	¥0	¥0
Restricted cash	83,876	83,876	83,876	0	0
Installment loans (net of allowance for probable loan losses)	2,779,186	2,788,069	0	139,416	2,648,653
Trading securities	422,053	422,053	35,766	386,287	0
Investment in securities:
Practicable to estimate fair value	1,167,247	1,194,180	65,716	969,668	158,796
Not practicable to estimate fair value *1	140,155	140,155	0	0	0
Other Assets:
Time deposits	3,378	3,378	0	3,378	0
Derivative assets *2	19,726	19,726	0	0	0
Reinsurance recoverables (Investment contracts)	51,351	52,015	0	0	52,015
Liabilities:
Short-term debt	¥306,754	¥306,754	¥0	¥306,754	¥0
Deposits	1,757,462	1,759,248	0	1,759,248	0
Policy liabilities and Policy account balances (Investment contracts)	275,507	275,979	0	0	275,979
Long-term debt	3,826,504	3,830,529	0	922,319	2,908,210
Other Liabilities:
Derivative liabilities *2	10,295	10,295	0	0	0

*1	The fair value of investment securities of ¥140,155 million was not estimated, as it was not practicable.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2018

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,140,901	¥1,140,901	¥1,140,901	¥0	¥0
Restricted cash	113,872	113,872	113,872	0	0
Installment loans (net of allowance for probable loan losses)	3,034,786	3,052,369	0	150,435	2,901,934
Equity securities *1	462,480	462,480	76,321	341,600	44,559
Trading debt securities	24,560	24,560	0	24,560	0
Available-for-sale debt securities	1,137,081	1,137,081	21,661	992,872	122,548
Held-to-maturity debt securities	114,288	137,868	0	116,250	21,618
Other Assets:
Time deposits	4,119	4,119	0	4,119	0
Derivative assets *2	12,828	12,828	0	0	0
Reinsurance recoverables (Investment contracts)	50,805	51,340	0	0	51,340
Liabilities:
Short-term debt	¥324,464	¥324,464	¥0	¥324,464	¥0
Deposits	1,724,360	1,726,529	0	1,726,529	0
Policy liabilities and Policy account balances (Investment contracts)	269,255	269,419	0	0	269,419
Long-term debt	3,861,037	3,847,882	0	1,075,943	2,771,939
Other Liabilities:
Derivative liabilities *2	28,125	28,125	0	0	0

*1	The amount of ¥14,813 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

Input level of fair value measurement

If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.